Bank Loans (Details) - Schedule of Outstanding Balance of Short-Term Bank Loans - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Item]
Loan from bank	$ 3,861,377	$ 2,609,755
Loan from Bank of Communication [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Item]
Loan from bank	2,758,127	2,174,796
Loan from Bank of China [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Item]
Loan from bank		434,959
Loan from SPD Bank [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Item]
Loan from bank	$ 1,103,250